FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE DISCLOSURES
Summary of valuation of the Partnership's investments

The following table summarizes the valuation of the Partnership’s investments by the above ASC 820 fair value hierarchy levels as of December 31, 2012 and 2011.

		Fair Value at Reporting Date Using
Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Cash Equivalents	$117,403,824	$117,403,824	$—
Investments in Non-Consolidated LLCs	99,262,759	—	99,262,759
Futures (1)	416,804	416,804	—
Forwards (1)	(2,072,428)	—	(2,072,428)
Options (1)	(29,494)	132,601	(162,095)
	$214,981,465	$117,953,229	$97,028,236

Description	December 31, 2011
Cash Equivalents	$196,117,766	$196,117,766	$—
Investments in Non-Consolidated LLCs	157,474,126	—	157,474,126
Futures (1)	2,420,125	2,420,125	—
Forwards (1)	118,330	—	118,330
Options (1)	(275,414)	(267,264)	(8,150)
	$355,854,933	$198,270,627	$157,584,306

(1) See Condensed Consolidated Schedules of Investments in Note 3 for the values in each commodity industry sector within this table